Intangibles	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles	Intangibles
Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Maintenance rights	$610,252	$642,825
Lease premium, net	3,919	7,089
	$614,171	$649,914
Movements in maintenance rights during the six months ended June 30, 2021 and 2020 were as follows:

	Six Months Ended June 30,
	2021	2020
Maintenance rights at beginning of period	$642,825	$794,798
EOL and MR contract maintenance rights expense	(6,170)	(28,078)
MR contract maintenance rights write-off due to maintenance liability release	(7,340)	(1,841)
EOL contract maintenance rights write-off due to cash receipt	(16,701)	(35,346)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(2,362)	(1,860)
Maintenance rights at end of period	$610,252	$727,673
Other intangibles
Other intangibles consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Customer relationships, net	$209,001	$219,589
Contractual vendor intangible assets	5,045	5,045
	$214,046	$224,634
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2021 and December 31, 2020:

	June 30, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(150,999)	$209,001

	December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(140,411)	$219,589
During the three months ended June 30, 2021 and 2020, we recorded amortization expense for customer relationships of $5.3 million. During the six months ended June 30, 2021 and 2020, we recorded amortization expense for customer relationships of $10.6 million.